Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consumer products
Cash and cash equivalents	$ 3,270	$ 2,314	$ 1,871	$ 7,916
Receivables	268	85
Inventories:
Leaf tobacco	934	960
Other raw materials	170	160
Work in process	316	299
Finished product	359	384
Inventory, net	1,779	1,803
Deferred income taxes	1,207	1,165
Other current assets	607	614
Total current assets	7,131	5,981
Property, plant and equipment, at cost	4,728	5,150
Less accumulated depreciation	2,512	2,770
Property, plant and equipment, net	2,216	2,380
Goodwill	5,174	5,174
Other intangible assets, net	12,098	12,118
Investment in SABMiller	5,509	5,367
Other assets	1,257	1,851
Total consumer products assets	33,385	32,871
Financial services
Finance assets, net	3,559	4,502
Other assets	18	29
Total financial services assets	3,577	4,531
Total Assets	36,962	37,402
Consumer products
Current portion of long-term debt	600
Accounts payable	503	529
Accrued liabilities:
Marketing	430	447
Taxes, except income taxes	220	231
Employment costs	225	232
Settlement charges	3,513	3,535
Other	1,311	1,069
Dividends payable	841	797
Total current liabilities	7,643	6,840
Long-term debt	13,089	12,194
Deferred income taxes	4,751	4,618
Accrued pension costs	1,662	1,191
Accrued postretirement health care costs	2,359	2,402
Other liabilities	602	949
Total consumer products liabilities	30,106	28,194
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	33,247	32,175
Contingencies
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Noncontrolling interests	3	3
Total stockholders' equity	3,683	5,195	4,072	2,828
Total Liabilities and Stockholders' Equity	36,962	37,402
Altria Group, Inc. [Member]
Consumer products
Cash and cash equivalents	3,245	2,298	1,862	7,910
Receivables	174	1
Inventories:
Leaf tobacco
Other raw materials
Work in process
Finished product
Inventory, net
Due from Altria Group, Inc. and subsidiaries	403	429
Deferred income taxes	9	18
Other current assets	6	64
Total current assets	3,837	2,810
Property, plant and equipment, at cost	2	2
Less accumulated depreciation	2	2
Property, plant and equipment, net
Goodwill
Other intangible assets, net
Investment in SABMiller	5,509	5,367
Investment in consolidated subsidiaries	7,009	7,561
Due from Altria Group, Inc. and subsidiaries	6,500	6,500
Other assets	941	1,511
Total consumer products assets	23,796	23,749
Financial services
Finance assets, net
Due from Altria Group, Inc. and subsidiaries
Other assets
Total financial services assets
Total Assets	23,796	23,749
Consumer products
Current portion of long-term debt
Accounts payable	69
Accrued liabilities:
Employment costs	29	30
Other	384	312
Dividends payable	841	797
Due to Altria Group, Inc. and subsidiaries	3,792	3,674
Total current liabilities	5,115	4,813
Long-term debt	12,790	11,295
Deferred income taxes	1,787	1,800
Accrued pension costs	236	204
Other liabilities	188	445
Total consumer products liabilities	20,116	18,557
Financial services
Total liabilities	20,116	18,557
Contingencies
Stockholders' Equity
Common stock	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Total stockholders' equity	3,680	5,192
Total Liabilities and Stockholders' Equity	23,796	23,749
PM USA [Member]
Consumer products
Cash and cash equivalents				1
Receivables	16	9
Inventories:
Leaf tobacco	565	594
Other raw materials	128	121
Work in process	4
Finished product	126	145
Inventory, net	823	860
Due from Altria Group, Inc. and subsidiaries	3,007	2,902
Deferred income taxes	1,157	1,190
Other current assets	430	420
Total current assets	5,433	5,381
Property, plant and equipment, at cost	3,280	3,749
Less accumulated depreciation	2,005	2,343
Property, plant and equipment, net	1,275	1,406
Goodwill
Other intangible assets, net	2	2
Investment in SABMiller
Investment in consolidated subsidiaries	342	325
Due from Altria Group, Inc. and subsidiaries
Other assets	586	680
Total consumer products assets	7,638	7,794
Financial services
Finance assets, net
Due from Altria Group, Inc. and subsidiaries
Other assets
Total financial services assets
Total Assets	7,638	7,794
Consumer products
Current portion of long-term debt
Accounts payable	159	215
Accrued liabilities:
Marketing	390	347
Taxes, except income taxes	209	212
Employment costs	12	18
Settlement charges	3,508	3,531
Other	620	467
Due to Altria Group, Inc. and subsidiaries	474	454
Total current liabilities	5,372	5,244
Accrued postretirement health care costs	1,562	1,500
Other liabilities	216	335
Total consumer products liabilities	7,150	7,079
Financial services
Total liabilities	7,150	7,079
Contingencies
Stockholders' Equity
Additional paid-in capital	408	408
Earnings reinvested in the business	393	583
Accumulated other comprehensive losses	(313)	(276)
Total stockholders' equity attributable to Altria Group, Inc.	488	715
Total stockholders' equity	488	715
Total Liabilities and Stockholders' Equity	7,638	7,794
Non-Guarantor Subsidiaries [Member]
Consumer products
Cash and cash equivalents	25	16	9	5
Receivables	78	75
Inventories:
Leaf tobacco	369	366
Other raw materials	42	39
Work in process	312	299
Finished product	233	239
Inventory, net	956	943
Due from Altria Group, Inc. and subsidiaries	1,765	1,556
Deferred income taxes	41
Other current assets	247	130
Total current assets	3,112	2,720
Property, plant and equipment, at cost	1,446	1,399
Less accumulated depreciation	505	425
Property, plant and equipment, net	941	974
Goodwill	5,174	5,174
Other intangible assets, net	12,096	12,116
Investment in SABMiller
Investment in consolidated subsidiaries
Due from Altria Group, Inc. and subsidiaries
Other assets	111	98
Total consumer products assets	21,434	21,082
Financial services
Finance assets, net	3,559	4,502
Due from Altria Group, Inc. and subsidiaries	292	690
Other assets	18	29
Total financial services assets	3,869	5,221
Total Assets	25,303	26,303
Consumer products
Current portion of long-term debt	600
Accounts payable	275	314
Accrued liabilities:
Marketing	40	100
Taxes, except income taxes	11	19
Employment costs	184	184
Settlement charges	5	4
Other	383	333
Due to Altria Group, Inc. and subsidiaries	1,201	1,449
Total current liabilities	2,699	2,403
Long-term debt	299	899
Deferred income taxes	3,345	3,256
Accrued pension costs	1,426	987
Accrued postretirement health care costs	797	902
Due to Altria Group, Inc. and subsidiaries	6,500	6,500
Other liabilities	198	169
Total consumer products liabilities	15,264	15,116
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	18,405	19,097
Contingencies
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock	9	9
Additional paid-in capital	8,238	8,217
Earnings reinvested in the business	265	385
Accumulated other comprehensive losses	(1,649)	(1,440)
Total stockholders' equity attributable to Altria Group, Inc.	6,863	7,171
Noncontrolling interests	3	3
Total stockholders' equity	6,866	7,174
Total Liabilities and Stockholders' Equity	25,303	26,303
Total Consolidating Adjustments [Member]
Consumer products
Cash and cash equivalents
Receivables
Inventories:
Leaf tobacco
Other raw materials
Work in process
Finished product
Inventory, net
Due from Altria Group, Inc. and subsidiaries	(5,175)	(4,887)
Deferred income taxes		(43)
Other current assets	(76)
Total current assets	(5,251)	(4,930)
Property, plant and equipment, at cost
Less accumulated depreciation
Property, plant and equipment, net
Goodwill
Other intangible assets, net
Investment in SABMiller
Investment in consolidated subsidiaries	(7,351)	(7,886)
Due from Altria Group, Inc. and subsidiaries	(6,500)	(6,500)
Other assets	(381)	(438)
Total consumer products assets	(19,483)	(19,754)
Financial services
Finance assets, net
Due from Altria Group, Inc. and subsidiaries	(292)	(690)
Other assets
Total financial services assets	(292)	(690)
Total Assets	(19,775)	(20,444)
Consumer products
Current portion of long-term debt
Accounts payable
Accrued liabilities:
Other	(76)	(43)
Due to Altria Group, Inc. and subsidiaries	(5,467)	(5,577)
Total current liabilities	(5,543)	(5,620)
Deferred income taxes	(381)	(438)
Due to Altria Group, Inc. and subsidiaries	(6,500)	(6,500)
Total consumer products liabilities	(12,424)	(12,558)
Financial services
Total liabilities	(12,424)	(12,558)
Contingencies
Stockholders' Equity
Common stock	(9)	(9)
Additional paid-in capital	(8,646)	(8,625)
Earnings reinvested in the business	(658)	(968)
Accumulated other comprehensive losses	1,962	1,716
Total stockholders' equity attributable to Altria Group, Inc.	(7,351)	(7,886)
Total stockholders' equity	(7,351)	(7,886)
Total Liabilities and Stockholders' Equity	(19,775)	(20,444)
Consolidated [Member]
Consumer products
Cash and cash equivalents	3,270	2,314	1,871	7,916
Receivables	268	85
Inventories:
Leaf tobacco	934	960
Other raw materials	170	160
Work in process	316	299
Finished product	359	384
Inventory, net	1,779	1,803
Due from Altria Group, Inc. and subsidiaries
Deferred income taxes	1,207	1,165
Other current assets	607	614
Total current assets	7,131	5,981
Property, plant and equipment, at cost	4,728	5,150
Less accumulated depreciation	2,512	2,770
Property, plant and equipment, net	2,216	2,380
Goodwill	5,174	5,174
Other intangible assets, net	12,098	12,118
Investment in SABMiller	5,509	5,367
Investment in consolidated subsidiaries
Due from Altria Group, Inc. and subsidiaries
Other assets	1,257	1,851
Total consumer products assets	33,385	32,871
Financial services
Finance assets, net	3,559	4,502
Due from Altria Group, Inc. and subsidiaries
Other assets	18	29
Total financial services assets	3,577	4,531
Total Assets	36,962	37,402
Consumer products
Current portion of long-term debt	600
Accounts payable	503	529
Accrued liabilities:
Marketing	430	447
Taxes, except income taxes	220	231
Employment costs	225	232
Settlement charges	3,513	3,535
Other	1,311	1,069
Dividends payable	841	797
Total current liabilities	7,643	6,840
Long-term debt	13,089	12,194
Deferred income taxes	4,751	4,618
Accrued pension costs	1,662	1,191
Accrued postretirement health care costs	2,359	2,402
Other liabilities	602	949
Total consumer products liabilities	30,106	28,194
Financial services
Deferred income taxes	2,811	3,880
Other liabilities	330	101
Total financial services liabilities	3,141	3,981
Total liabilities	33,247	32,175
Contingencies
Redeemable noncontrolling interest	32	32
Stockholders' Equity
Common stock	935	935
Additional paid-in capital	5,674	5,751
Earnings reinvested in the business	23,583	23,459
Accumulated other comprehensive losses	(1,887)	(1,484)
Cost of repurchased stock	(24,625)	(23,469)
Total stockholders' equity attributable to Altria Group, Inc.	3,680	5,192
Noncontrolling interests	3	3
Total stockholders' equity	3,683	5,195
Total Liabilities and Stockholders' Equity	$ 36,962	$ 37,402